Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciled to the income before income taxes
	For the years ended September 30,
	2022	2021	2020
Income before taxes excluded the amounts of loss incurring entities	$4,936,803	$4,849,826	$1,659,567
PRC EIT tax rates	25%, 15%	25%, 15%	15%
Tax at the PRC EIT tax rates	$740,521	$763,440	$248,935
Tax effect of R&D expenses deduction	(618,891)	(1,105,212)	(29,558)
Tax effect of deferred tax recognized	106,775	208,832	(347,833)
Tax effect of non-deductible expenses	98,538	75,854	1,732
Income tax provision	$326,942	$(57,086)	$(126,725)

Schedule of income taxes
	For the fiscal years ended September 30,
	2022	2021	2020
Current income tax	$118,905	$(265,918)	$173,271
Deferred income tax	208,037	208,832	(299,996)
Total income tax provision	$326,942	$(57,086)	$(126,725)

Schedule of deferred tax assets and deferred tax liabilities
	September 30, 2022	September 30, 2021
Deferred tax assets:
Bad debt allowance	$85,006	$14,125
Inventory impairment provision	164,987	161,693
Other deductible temporary difference	(55,232)	(7,583)
Net operating loss carry-forward	371,643	504,944
Total	$566,404	$673,179